TAXATION - Deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carrying forward	¥ 3,611,291	¥ 3,412,316	¥ 3,144,200
Asset impairment	914,823	916,690
Deferred rental cost	30,187	19,280
Unrealized profits	217,117	252,024
Accrual expense	352,620	463,523
Others	136,640	89,840
Less: Valuation Allowance	(3,924,466)	(4,127,927)	¥ (3,385,876)	¥ (3,310,975)
Deferred tax assets, net of valuation allowance	1,338,212	1,025,746
Deferred tax liabilities
Fair value change of certain investments	(67,246)	(69,263)
Intangible assets	(172,891)	(213,183)
Deferred revenue	(157,689)	(55,870)
Total deferred tax liabilities	¥ (397,826)	¥ (338,316)